Consolidated Statements of Changes in Stockholders’ Equity/Members’ Equity - USD ($) $ in Thousands	Successor Common Stock	Successor Common Stock	Successor Additional Paid In Capital	Successor Accumulated (Deficit)	Successor	Predecessor As Previously Reported	Predecessor	Total
Balance at Dec. 31, 2019							$ 13,334
Distributions to Members							(15,449)
Warrants Exercised for Cash							54
Net Income (loss)							14,396
Balance at Dec. 31, 2020						$ 12,245	12,335
Distributions to Members
Net Income (loss)						2,792
Balance at Mar. 31, 2021						15,037
Balance at Dec. 31, 2020						12,245	12,335
Distributions to Members							(12,374)
Net Income (loss)							10,985
Balance at Nov. 26, 2021				$ (8,720)	$ (8,720)		10,946
Balance (in Shares) at Nov. 26, 2021		4,642,500
Balance at Dec. 31, 2020						$ 12,245	12,335
Issuance of shares to board members (in Shares)								2,000,000
Balance at Dec. 31, 2021	$ 2	$ 2	70,859	(1,778)	69,083
Balance (in Shares) at Dec. 31, 2021	16,061,190	16,061,190
Balance at Nov. 26, 2021				(8,720)	(8,720)		$ 10,946
Balance (in Shares) at Nov. 26, 2021		4,642,500
Previously redeemable shares issued to Common Stock			20,180		20,180
Previously redeemable shares issued to Common Stock (in Shares)		1,988,312
Underwriter fee			(7,783)		(7,783)
Issuances of shares for Theraplant Business Combination		$ 1	43,500		43,501
Issuances of shares for Theraplant Business Combination (in Shares)		5,000,000
Issuance of shares for True Harvest Acquisition		$ 1	14,398		14,399
Issuance of shares for True Harvest Acquisition (in Shares)		4,430,378
Investor Shares Vested			564		564
Net Income (loss)				6,942	6,942
Balance at Dec. 31, 2021	$ 2	$ 2	70,859	(1,778)	69,083
Balance (in Shares) at Dec. 31, 2021	16,061,190	16,061,190
Issuance of stock options			225		225
Issuance of stock options (in Shares)
Settlement of Investor Shares released from lockup			1,390		1,390
Settlement of Investor Shares released from lockup (in Shares)
Issuance of shares in settlement of promissory note			2,864		2,864
Issuance of shares in settlement of promissory note (in Shares)	685,289
Issuance of shares to board members			387		387
Issuance of shares to board members (in Shares)	73,700							2,000,000
Issuance of shares to Investor			1,000		1,000
Issuance of shares to Investor (in Shares)	753,165
Issuance of shares to vender			50		50
Issuance of shares to vender (in Shares)	11,905
Net Income (loss)				(14,568)	(14,568)
Balance at Mar. 31, 2022	$ 2		$ 76,775	$ (16,346)	$ 60,431
Balance (in Shares) at Mar. 31, 2022	17,585,249